Goodwill and intangible assets (Details 1) $ in Thousands	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
2015	$ 12,565
2016	12,565
2017	815
2018	815
2019	815
Finite-Lived Intangible Assets, Net	$ 27,575